SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands		2 Months Ended
	Mar. 14, 2024 USD ($) $ / shares shares	Mar. 14, 2024 USD ($) item $ / shares
Senior notes with Interest Rate 12.5%, Due 2024
SUBSEQUENT EVENTS
Interest rate (in percent)	12.50%	12.50%
Subsequent Events
SUBSEQUENT EVENTS
Interest rate (in percent)	13.00%	13.00%
New Money Notes | $	$ 50,000	$ 50,000
Subsequent Events | Subordinate, Restricted, and Limited Voting Shares [Member]
SUBSEQUENT EVENTS
Number of Shares Agreed to be Issued in Exchange of Notes	29,040
Subsequent Events | Subordinate, Restricted, and Limited Voting Shares [Member] | Backstop Noteholders [Member]
SUBSEQUENT EVENTS
Number of Shares Agreed to be Issued in Exchange of Notes	5,948
Subsequent Events | Anti-Dilutive Warrants
SUBSEQUENT EVENTS
Exercise price of warrants | $ / shares	$ 2.12	$ 2.12
Class of Warrant or Right, Issued	23,046
Subsequent Events | Senior Notes
SUBSEQUENT EVENTS
Interest rate (in percent)	13.00%	13.00%
Subsequent Events | New Money Notes
SUBSEQUENT EVENTS
Proceeds from Issuance of Long-Term Debt | $	$ 40,000
Original issue discount (in percent)		20.00%
Number of majority Noteholders by whom the offering can be backstopped | item		1
Subsequent Events | Senior notes with Interest Rate 12.5%, Due 2024
SUBSEQUENT EVENTS
Interest rate (in percent)	12.50%	12.50%